Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Income Taxes
12.	INCOME TAXES

The provision for income taxes is based on a current estimate of the annual effective income tax rate adjusted to reflect the impact of discrete items. Significant management judgment is required in estimating operating income in order to determine our estimated effective income tax rate. The effective income tax rate was 39% and 32% for the nine months ended September 30, 2014 and 2013, respectively. The higher effective income tax rate for the nine months ended September 30, 2014 is primarily a result of our 2014 Reorganization, as the 2013 effective income tax rate only includes WCAS Holdings which has historically been treated as a consolidated corporation that is taxed under Subchapter C of the United States Internal Revenue Code of 1986, as amended (a “Subchapter C Corporation”).

As a result of the 2014 Reorganization, we are treated as a Subchapter C Corporation and, therefore, subject to both federal and state income taxes. Holdings continues to be recognized as a wholly-owned partnership for income tax purposes. Accordingly, we recorded a one-time non-cash charge to equity of $0.2 million during the nine months ended September 30, 2014 for the amount of the deferred tax liability resulting from the exchange of common units, incentive units and Series B Preferred Units of Holdings for common stock and restricted stock of Software as part of the 2014 Reorganization.

Pro Forma Income Tax Expense

In connection with the 2014 Reorganization, we became taxed as a Subchapter C Corporation, effective January 1, 2014. The pro forma net income applied in computing the pro forma EPS for the three and nine months ended September 30, 2013 is based on our historical net income as adjusted to reflect our conversion to a Subchapter C Corporation as if it had occurred as of January 1, 2013. The pro forma net income includes an adjustment to income tax expense, the amount of which was determined at an effective income tax rate of 47%, which resulted in an incremental pro forma income tax expense (benefit) of $(0.1) million and $0.6 million for the three and nine months ended September 30, 2013, respectively.

12.	INCOME TAXES

The items comprising income tax expense are as follows (dollars in thousands):

	Year Ended December 31,
	2013	2012	2011
Provision (benefit) for current income taxes
Federal	$—	$—	$—
State	275	80	57

Total provision for current income taxes	275	80	57

Provision (benefit) for deferred income taxes, net
Federal	347	(51)	444
State	170	(113)	100

Total provision (benefit) for deferred income taxes, net	517	(164)	544

Total income tax expense (benefit)	$792	$(84)	$601

The following schedule reconciles the statutory Federal tax rate to the effective income tax rate:

	Year Ended December 31,
	2013		2012		2011
Federal statutory tax rate	34%		34%		34%
Increase (decrease) resulting from:
Earnings excluded from federal income tax	(14%	)	(10%	)	(8%	)
State income taxes, net of federal income tax benefit	29%		7%		11%
Nondeductible expenses from investment in partnership	4%		(13%	)	3%
Other	3%		(1%	)	0%

Effective income tax rate	56%		17%		40%

Our net deferred tax assets and liabilities consist of the following (dollars in thousands):

	Year Ended December 31,
	2013	2012
Current deferred income tax assets
Net operating losses	$3,643	$4,184
Federal tax credits	29	—

Current deferred income tax assets, net	$3,672	$4,184

Non-current deferred income tax liabilities
Investment in Paycom Payroll Holdings, LLC	2,895	2,890

Non-current deferred income tax liabilities, net	$2,895	$2,890

At December 31, 2013, we had net operating loss carryforwards for federal income tax purposes of approximately $9.5 million and state income tax purposes of approximately $10.3 million which are available to offset future federal and state taxable income through 2033.

At December 31, 2013 and 2012, we had no material unrecognized tax benefits related to uncertain tax positions.

We file income tax returns with the United States federal government and various state jurisdictions. With few exceptions, we are no longer subject to U.S federal tax examinations by tax authorities for years prior to 2011 or state and local examinations by tax authorities for years prior to 2010.

Pro Forma Income Tax Expense

In connection with the 2014 Reorganization, we became taxed as a Subchapter C Corporation, effective January 1, 2014. The pro forma net income applied in computing the pro forma EPS for the years ended December 31, 2013, 2012 and 2011 is based on our historical net income as adjusted to reflect our conversion to a Subchapter C Corporation as if it had occurred as of January 1, 2011. The pro forma net income includes an adjustment to income tax expense, the amount of which was determined at an effective income tax rate of 47%, 20% and 43% for the years ended December 31, 2013, 2012 and 2011, respectively. This resulted in an incremental pro forma income tax (benefit) expense of $(137) thousand, $(14) thousand and $35 thousand for the years ended December 31, 2013, 2012 and 2011, respectively.